Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of Intangible assets

	Exclusive
	licence		Proprietary
	agreement	Software	technology	Brand	Total
	$	$	$	$	$
Year ended December 31, 2020
Opening net book value	205	67	1,785	352	2,409
Additions	—	350	—	—	350
Foreign exchange	2	4	12	2	20
Amortization	(21)	(59)	(669)	(132)	(881)
Closing net book value	186	362	1,128	222	1,898

As at December 31, 2020
Cost	231	421	3,456	681	4,789
Accumulated amortization	(45)	(59)	(2,328)	(459)	(2,891)
Net book value	186	362	1,128	222	1,898

	Exclusive
	licence		Proprietary
	agreement	Software	technology	Brand	Total
	$	$	$	$	$
Year ended December 31, 2021
Opening net book value	186	362	1,128	222	1,898
Additions	—	561	—	—	561
Foreign exchange	1	(5)	7	2	5
Amortization	(22)	(148)	(718)	(141)	(1,029)
Closing net book value	165	770	417	83	1,435

As at December 31, 2021
Cost	231	978	3,456	681	5,346
Accumulated amortization	(66)	(208)	(3,039)	(598)	(3,911)
Net book value	165	770	417	83	1,435